Stock Issued (Details) (USD $)												12 Months Ended
	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012	Oct. 25, 2012	Oct. 25, 2012 Note 1	Oct. 25, 2012 Note 2	Sep. 30, 2012 David Janisch	Sep. 30, 2012 James Djen	Sep. 30, 2012 All directors	Sep. 30, 2012 Macbean Inc., Bia Mac and Theresa Quach
Stock Issued During Period, Shares, Issued for Services												3,500,000	3,500,000		75,000,000
Fair value of services rendered												$ 700	$ 700	$ 1,400
Price per share												$ 0.0002	$ 0.0002
Shares to the investors of the Private Placement Offering Memorandum									675,000
Shares to the investors of the Private Placement Offering Memorandum, Amount									67,500
Common shares issued for conversion of Promissory Notes, Value										16,000	10,000
Common shares issued for conversion of Promissory Notes									260,000
Common shares issued for conversion of Promissory Notes, price per share									$ 0.1000
Stock issued through Private Placement Offering, Shares	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 1.00	[1]	$ 1.00	[1]	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Stock issued through Private Placement Offering, Amount	$ 10,000	[1]	$ 5,000	[1]	$ 30,000	$ 100,000	$ 20,000	$ 20,000

[1]	After a reverse stock split.